Long-Term Debt - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 19, 2019 CAD ($) tranche	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Oct. 08, 2020 CAD ($)	Jan. 01, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	2
Additional revolving credit facilities amount	$ 600,000,000.0
Credit facility average interest rate		2.55%	3.77%
Letter of credit outstanding		$ 8,800,000	$ 49,900,000
Letter of credit issued and outstanding in addition		66,200,000	33,300,000
Expire before 2022
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		53,800,000	18,700,000
Open-ended terms
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		12,400,000	14,600,000
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 300,000,000.0
Borrowings, interest rate						2.048%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		800,000,000.0			$ 800.0
Amount available under the facility		786,500,000	282,600,000
Notes payable
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		69,800,000	90,700,000
Notes payable | US funds
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		5,700,000	4,200,000	$ 4.5				$ 3.2
Notes payable | Foreign currencies
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		17,200,000	23,200,000
Notes payable | Australian funds
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		$ 38,400,000	$ 52,000,000.0		$ 39.2				$ 57.1
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.40%	2.70%	2.40%	2.40%			2.70%	2.70%
Term loan
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		$ 310,000,000.0
Term Loan Tranche A | Canadian funds
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable		150,000,000.0	$ 150,000,000.0
Term Loan Tranche B | Canadian funds
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable		160,000,000.0	160,000,000.0
Letter of credit
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount							$ 100,000,000.0
Surety facilities
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		155,100,000	380,600,000	$ 121.8				$ 293.0
Surety facilities expiring before September 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		$ 12,000,000.0	$ 11,500,000